Schedule of restricted shares activity (Details) - Restricted Stock [Member]	12 Months Ended
Sep. 30, 2025 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of restricted shares, beginning balance | shares
Restricted shares grant-date fair value per share, beginning balance | $ / shares
Number of restricted shares, granted | shares	600,000
Restricted shares grant-date fair value per share, granted | $ / shares	$ 1.56
Number of restricted shares, vested | shares	(200,000)
Restricted shares grant-date fair value per share, vested | $ / shares	$ 1.56
Number of restricted shares, forfeited | shares
Restricted shares grant-date fair value per share, forfeited | $ / shares
Number of restricted shares, ending balance | shares	400,000
Restricted shares grant-date fair value per share, ending balance | $ / shares	$ 1.56